Center Coast Brookfield MLP Focus Fund
Center Coast Brookfield MLP Focus Fund
Investment Objective
The Center Coast Brookfield MLP Focus Fund (the "Fund" or the "MLP Fund") seeks maximum total return with an emphasis on providing cash distributions to shareholders.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Brookfield Investment Funds. You may also qualify for sales charge discounts or waivers through certain financial intermediaries. More information about these fees and other discounts is available from your financial professional and in the section entitled "Shareholder Information" on page 29 of the Fund's Prospectus and in Appendix A, "Sales Charge Reductions and Waivers Available Through Certain Intermediaries," attached to the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Center Coast Brookfield MLP Focus Fund	Class A		Class C		Class I	Class T	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none	2.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original costs of shares redeemed)	1.00%	[1]	1.00%	[2]	none	none	none
[1]	No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund will impose a Contingent Deferred Sales Charge of 1.00% on redemptions made within eighteen months of purchase.
[2]	A Contingent Deferred Sales Charge of 1.00% will be applied to redemptions of Class C Shares made within twelve months of the purchase date.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Center Coast Brookfield MLP Focus Fund		Class A	Class C	Class I	Class T	Class Y
Management fees		1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none	0.25%	none
Other Expenses	[1]	0.21%	0.21%	0.21%	0.21%	0.21%
Deferred Income Tax Expense	[2]	5.61%	5.61%	5.61%	5.61%	5.61%
Total Annual Fund Operating Expenses	[3]	7.07%	7.82%	6.82%	7.07%	6.82%
[1]	Other expenses are based on estimated amounts for the first fiscal year.
[2]	The Fund is the accounting successor of the Center Coast MLP Focus Fund, a series of Investment Managers Series Trust (the "Predecessor Fund"). The Fund is structured as a "C" corporation for U.S. federal income tax purposes and, unlike traditional mutual funds, the Fund generally is and will be subject to U.S. federal and state and local income tax on its taxable income. The Fund accrues a deferred tax liability (or asset) for its future tax liability associated with the unrealized appreciation (or depreciation) of its investments in excess of their cost basis as adjusted for the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any realized gains (or losses) and net operating income (or loss). The Fund's accrued deferred tax liability (or asset), if any, is reflected each day in the Fund's net asset value per share. Deferred income tax expense (benefit) for a given period represents an estimate of the Fund's potential tax expense if it were to recognize the unrealized gains (losses) in the portfolio and/or if it were to realize gains (or losses) on the portfolio and/or incur a net operating gain (loss). An estimate of deferred tax expense (benefit) is dependent upon the Fund's realized and unrealized gains (losses) on investments and on its net investment income (loss). Accordingly, such deferred tax expenses (benefits) may vary greatly from year to year and from day to day depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense (benefit) cannot be reliably predicted from year to year. For the Predecessor Fund's fiscal year ended November 30, 2016, the Predecessor Fund had a deferred tax benefit resulting from realized losses on investments and a net investment loss, of approximately $113.2 million (net of a valuation allowance of $15.8 million), and accrued approximately $241.8 million in deferred tax expenses related to unrealized appreciation on investments, resulting in a net deferred tax expense of approximately $128.6 million.
[3]	Brookfield Investment Management Inc., the Fund's investment adviser (the "Adviser"), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred sales loads, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, such as deferred income tax expenses, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund's business) at no more than 1.46% for Class A Shares, 2.21% for Class C Shares, 1.21% for Class I Shares, 1.46% for Class T Shares and 1.21% for Class Y Shares. The fee waiver and expense reimbursement arrangement will continue for one year following the Fund's commencement of investment operations and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to either reduce or increase the expense cap, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. The Fund will carry forward, for a period not to exceed three years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment. Furthermore, following the closing of the Predecessor Fund's reorganization into the Fund (the "Reorganization"), the Adviser will not be able to seek reimbursement for amounts waived by the Predecessor Fund's investment adviser prior to the Reorganization.

Example

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same (taking into account the expense limitation for two years).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Center Coast Brookfield MLP Focus Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	1,141	2,433	3,672	6,552
Class C	871	2,248	3,643	6,801
Class I	676	1,991	3,258	6,230
Class T	932	2,254	3,523	6,470
Class Y	676	1,991	3,258	6,230

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Center Coast Brookfield MLP Focus Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	1,141	2,433	3,672	6,552
Class C	771	2,248	3,643	6,801
Class I	676	1,991	3,258	6,230
Class T	932	2,254	3,523	6,470
Class Y	676	1,991	3,258	6,230

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher realized taxes at the fund level. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate of the Predecessor Fund was 60% of the average value of its portfolio. No portfolio turnover information is included here for the Fund because the Fund has not yet commenced operations.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in common units of master limited partnerships ("MLPs") and equity securities of "MLP affiliates" which the Adviser defines as entities issuing MLP I-shares, general partners of MLPs and other entities that primarily invest in MLPs (collectively, "MLP Positions") (the "80% Policy"). While the number of its holdings may vary based upon market conditions and other factors, the Fund intends to invest in a focused portfolio of approximately 20 to 40 high quality MLP Positions which the Adviser believes will have strong risk adjusted returns and stable and growing cash distributions. The Fund concentrates (i.e., invests more than 25% of its total assets) in securities of companies in the energy infrastructure industry and the energy industry, and the Fund intends to make the majority of its investments in "midstream" MLPs. Midstream MLPs are generally engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage and terminalling of natural gas, natural gas liquids, crude oil, refined products or coal. The Fund may invest in securities of MLPs and other issuers that have smaller capitalizations than issuers whose securities are included in major benchmark indices, such as the S&P 500.

The Fund may change the 80% Policy without shareholder approval. The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes. The Fund is non-diversified which means it may focus its investments in a limited number of issuers.

The Fund's adviser, Brookfield Investment Management Inc. (the "Adviser"), seeks to identify a portfolio of high quality MLPs. In managing the Fund's assets, the Adviser uses a disciplined investment process focused on due diligence from the perspective of an MLP owner, operator and acquirer.

•  The Adviser first establishes a universe of high quality MLPs (i.e., MLPs with strong risk adjusted returns and stable and growing cash distributions) utilizing a proprietary multifactor model, and then strategically weights those companies using financial and valuation analysis centered on quantitative factors including cash flow, yield and relative valuation to establish a valuation target.

•  Next, the Adviser evaluates asset quality, considering factors such as contract structure, operating risk, competitive environment and growth potential. The Adviser also assesses management quality, drawing on its previous experience with many of the MLPs' management teams to evaluate their financial discipline, level of general partner support, operational expertise, strength of their business plans and ability to execute those plans. The Adviser also includes in the diligence process an assessment of the trading dynamics of the securities issued by the MLPs, including liquidity, identification of fund flow from institutional investors with large holdings in the MLPs, equity overhang (i.e., the difference between funds raised and funds invested) and float (i.e., the number of a company's shares issued and available to be traded by the general public).

•  The Adviser then ranks, weights and invests in MLPs based on its assessment of the durability of their cash flows, relative market valuation and growth potential.

The Adviser generally sells an investment if it determines that the characteristics that resulted in the original purchase decision have changed materially, the investment is no longer earning a return commensurate with its risk, the Adviser identifies other investments with more attractive valuations and return characteristics, or the Fund requires cash to meet redemption requests.

The Fund is not managed to meet the pass-through requirements of Sub-chapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), which would restrict the Fund's ability to fully invest in MLPs. As a result, unlike traditional open-end mutual funds, the Fund generally is subject to U.S. federal income tax on its taxable income at the graduated tax rates applicable to corporations (currently a maximum rate of 35%) and is subject to state and local income tax by reason of its investments in equity securities of MLPs.

Master Limited Partnerships. An MLP is an entity treated as a partnership under the Code, the partnership interests or "units" of which are traded on securities exchanges like shares of corporate stock. To qualify for tax treatment as a partnership, an MLP must receive at least 90% of its income from qualifying sources as set forth in the Code. These qualifying sources include, among others, income and gain from certain mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Additional information on MLPs and MLP I-shares ("I-Shares"), which represent ownership interests issued by MLP affiliates, can be found in the section entitled "Additional Information About The Fund's Investment Objective, Investment Strategies, and Related Risks."

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following summarizes the principal risks that have been identified for the Fund.

Risks of Investing in MLP Units. An investment in MLP units involves additional risks from a similar investment in equity securities, such as common stock, of a corporation. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership. Additional risks inherent to investments in MLP units include cash flow risk, tax risk, risk associated with a potential conflict of interest between unit holders and the MLP's general partner, and capital markets risk.

Energy Industry Concentration Risks. A substantial portion of the MLPs in which the Fund invests are engaged primarily in the energy industry. As a result, the Fund will be concentrated in the energy industry, and will therefore be susceptible to adverse economic, environmental or regulatory occurrences affecting the energy industry. Risks associated with investments in MLPs and other companies operating in the energy industry include but are not limited to the following:

•  Commodity Risk. MLPs and other companies operating in the energy industry may be affected by fluctuations in the prices of energy commodities. Fluctuations in energy commodity prices would directly impact companies that own such energy commodities and could indirectly impact MLP companies that engage in transportation, storage, processing, distribution or marketing of such energy commodities.

•  Supply and Demand Risk. MLPs and other companies operating in the energy industry may be impacted by the levels of supply and demand for energy commodities.

•  Depletion Risk. MLPs and other energy companies engaged in the exploration, development, management, gathering or production of energy commodities face the risk that commodity reserves are depleted over time. Such companies seek to increase their reserves through expansion of their current businesses, acquisitions, further development of their existing sources of energy commodities or exploration of new sources of energy commodities or by entering into long-term contracts for additional reserves; however, there are risks associated with each of these potential strategies.

•  Environmental and Regulatory Risk. MLPs and other companies operating in the energy industry are subject to significant regulation of their operations by federal, state and local governmental agencies. Additionally, voluntary initiatives and mandatory controls have been adopted or are being studied and evaluated, both in the United States and worldwide, to address current potentially hazardous environmental issues, including hydraulic fracturing and related waste disposal and geological concerns, as well as those that may develop in the future.

•  Acquisition Risk. MLPs owned by the Fund may depend on their ability to make acquisitions that increase adjusted operating surplus per unit in order to increase distributions to unit holders.

•  Interest Rate Risk. Rising interest rates could increase the costs of capital thereby increasing operating costs and reducing the ability of MLPs and other companies operating in the energy industry to carry out acquisitions or expansions in a cost-effective manner. Rising interest rates may also impact the price of the securities of MLPs and other companies operating in the energy industry as the yields on alternative investments increase.

•  Extreme Weather Risk. Weather plays a role in the seasonality of some MLPs' cash flows, and extreme weather conditions could adversely affect performance and cash flows of those MLPs.

•  Catastrophic Event Risk. MLPs and other companies operating in the energy industry are subject to many dangers inherent in the production, exploration, management, transportation, processing and distribution of natural gas, natural gas liquids, crude oil, refined petroleum and petroleum products and other hydrocarbons. Any occurrence of a catastrophic event, such as a terrorist attack, could bring about a limitation, suspension or discontinuation of the operations of MLPs and other companies operating in the energy industry.

•  Producer Bankruptcy Risk. A producer with whom a midstream MLP has entered into a fixed rate contract may become bankrupt or insolvent. In a fixed rate contract, a producer typically commits to transferring and/or processing a guaranteed minimum amount of the producer's output through the midstream MLP's facilities, together with an "acreage dedication" on the producer's reserves, which is intended to survive the producer's bankruptcy. Recent court cases have called into question whether acreage dedications are in fact bankruptcy-proof if they are not accompanied by an actual conveyance of a real property interest from the producer to the MLP. As a result, fixed rate contracts may be altered or voided by a bankrupt producer. Contracts are more likely to be altered or voided if they require the producer to pay above-market rates or contain other onerous terms, such as minimum revenue or volume commitments ("MVCs"). In general, if actual production is well below the MVC levels, then those contracts have a greater chance of being altered or voided in bankruptcy. If a fixed rate contract with a bankrupt producer is voided by the bankruptcy court, the midstream MLP would lose some or all of the revenues associated with that contract, which could result in a significant fall in the MLP's share price and negatively affect the Fund's net asset value ("NAV"). In this event, the MLP could seek recovery alongside other creditors, although the bankruptcy proceedings could be significantly delayed, and there is no guarantee that such claims would be granted.

Tax Risks. Tax risks associated with investments in the Fund include but are not limited to the following:

•  Fund Structure Risk. Unlike open-end mutual funds that are treated as regulated investment companies for U.S. federal income tax purposes and unlike entities treated as partnerships for tax purposes, the Fund will be taxable as a regular corporation, or "C" corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the graduated tax rates applicable to corporations (currently a maximum rate of 35%), will not benefit from current favorable federal income tax rates on long-term capital gains, and will be subject to state and local income taxes by reason of its investments in equity securities of MLPs. Fund income and losses will not be passed through to shareholders. The Fund's ability to meet its investment objective will depend largely on the amount of the distributions it receives from MLPs (in relation to the taxable income, gains, losses, and deductions allocated to it). The Fund will have no control over the distributions it receives, because the MLPs have the ability to modify their distribution policies from time to time without input from or the approval of the Fund. In addition, changes in tax laws, rates or regulations, or future interpretations of such laws or regulations, could adversely affect the Fund or the MLPs in which the Fund invests. Legislation could also negatively impact the amount and tax characterization of dividends received by the Fund's shareholders.

•  Dividend Distribution Risk. The Fund's dividend distribution policy is intended to provide consistent monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the MLPs in which it invests, without offset for the expenses of the Fund. The amount of the Fund's distributions is based on, among other considerations, cash and stock distributions the Fund actually receives from portfolio investments, including returns of capital, and special cash payments, if any, received to offset distribution reductions resulting from MLP restructurings. The Fund's distributions also give consideration to the estimated future cash flows of investments held by the Fund.

Because of differences between the time that monthly distributions are paid by the Fund and the time quarterly distributions are received from the MLPs, and because the Fund's distribution policy takes into consideration estimated future cash flows from its underlying holdings, in order to permit the Fund to maintain a stable distribution rate, the Fund's distributions may exceed or be below the amount the Fund actually receives from its portfolio investments. Additionally, since the Fund's distribution rate is not derived from the Fund's investment income or loss, the Fund's distributions do not represent yield or investment return on the Fund's portfolio. For these reasons, the Fund may over various periods of time pay dividends in excess of the distributions paid by the Fund's underlying MLP investments. While the Fund attempts to manage the portfolio to generate positive investment returns, the Fund may not be successful in generating sufficient investment income, gains and incremental cash flow, in excess of Fund expenses, to make up for any shortfall between the distributions paid by the Fund and the distributions received by the Fund from its investments. To the extent that the distributions paid exceed the distributions the Fund has received, the distributions will reduce the Fund's net assets. Consequently, the Fund may maintain cash reserves, borrow or may be required to sell certain investments at times when it would not otherwise be desirable to do so in order to pay the expenses of the Fund. The Fund is not required to make such distributions and, as a result, the Fund could in the future decide not to make such distributions or not to make distributions at a rate that over time is similar to the distribution rate that it receives from the MLPs in which it invests. Furthermore, unlike the MLPs in which it invests, the Fund is not a pass through entity. Consequently, the tax characterization of the distributions paid by the Fund, as dividend income or return of capital, may differ greatly from those of the underlying MLPs.

It is expected that a portion of the distributions made by the Fund to shareholders will be treated as tax-deferred returns of capital. A return of capital effectively represents a return of a shareholder's investment in Fund shares (net of fees thereon), and should not be confused with a dividend from current and accumulated earnings and profits. For a U.S. shareholder, any portion of distributions that is considered a return of capital is not currently taxable, but instead reduces the shareholder's tax basis in Fund shares (until the tax basis reaches zero). Reducing a shareholder's tax basis in Fund shares will generally increase the amount of gain (or decrease the amount of loss) on a subsequent sale or exchange of the shares. Any gain on a shareholder's sale or exchange of Fund shares is generally taxable to the shareholder as capital gain. Thus, distributions considered return of capital are often described as tax deferred. Any distributions from the Fund in excess of a shareholder's tax basis in shares of the Fund and in excess of the shareholder's portion of the Fund's current and accumulated earnings and profits will generally be taxable to the shareholder as capital gains. Any portion of distributions that is not considered return of capital is expected to be characterized as qualified dividend income for U.S. federal income tax purposes. Qualified dividend income is generally taxable to noncorporate shareholders at reduced rates in the year received and does not reduce a shareholder's adjusted tax basis in Fund shares. The portion of the Fund's distributions that may be classified as return of capital is uncertain and can be materially impacted by events that are not subject to the control of the Adviser (e.g., mergers, acquisitions, reorganizations and other capital transactions occurring at the individual MLP level, changes in the tax characterization of distributions received from the MLP investments held by the Fund, or changes in tax laws). Gains and other income realized by the Fund may also cause distributions from the Fund to be treated as taxable dividends rather than as return of capital distributions. Because of these factors, the portion of the Fund's distributions that is considered return of capital may vary materially from year to year. Accordingly, there is no guarantee that future distributions will maintain the same classification for tax purposes as past distributions.

•  MLP Tax Risk. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax, excise tax or other form of tax on its taxable income. The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could have the effect of reducing the amount of cash available for distribution by the MLP and could cause any such distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Thus, if any of the MLPs owned by the Fund were treated as corporations or other form of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced which could cause a material decrease in the NAV of the Fund's shares.

Historically, MLPs have been able to offset a significant portion of their taxable income with tax deductions, including depletion, depreciation and amortization expense deductions. The law could change to eliminate or reduce such tax deductions, which effectively shelter or defer taxable income recognized by the Fund. The elimination or reduction of such tax benefits could significantly reduce the value of the MLPs held by the Fund, which would similarly reduce the Fund's NAV, and could cause a greater portion of the income and gain allocated to the Fund to be subject to U.S. federal, state and local corporate income taxes, which would reduce the amount the Fund can distribute to shareholders and could increase the percentage of Fund distributions treated as dividends instead of tax advantaged return of capital.

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year generally will reduce the Fund's taxable income (and earnings and profits), but those deductions may be recaptured in the Fund's taxable income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when the Fund disposes of its interests in the MLPs. When deductions are recaptured, distributions to the Fund's shareholders may be taxable, even though the shareholders at the time of the distribution might not have held shares in the Fund at the time the deductions were taken by the Fund, and even though the Fund's shareholders at the time of the distribution will not have corresponding economic gain on their shares at the time of the distribution.

•  Deferred Tax/Financial Reporting Risk. In calculating the Fund's NAV in accordance with generally accepted accounting principles, the Fund will, among other things, account for its deferred tax liability and/or asset balances. The Fund will rely to a significant extent on information provided by MLPs, which is not necessarily timely, to estimate deferred tax asset and/or liability balance for purposes of financial statement reporting and determining its NAV. The daily estimate of the Fund's deferred tax liability and/or asset balances (including any valuation allowance which reduces the amount of deferred tax asset to the amount that is expected to be realized in the future) used to calculate the Fund's NAV could vary dramatically from the Fund's actual tax liability (asset), and, as a result, the determination of the Fund's actual tax liability may have a material impact on the Fund's NAV. From time to time, the Fund will modify its estimates or assumptions regarding its deferred tax asset and/or liability as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund's NAV. Furthermore, such changes would impact the Fund's shareholders in the period such changes are recorded, even though shareholders might not have held shares in the Fund at the time the deferred tax liability, asset or valuation allowance had been established.

The following examples illustrate two hypothetical trading days of the Fund and demonstrate the effect of deferred tax calculations on the change in the Fund's NAV, compared to the change in the prices of MLP securities held by the Fund. Since the Fund will be taxable as a regular corporation, or "C" corporation, for U.S. federal income tax purposes, it must accrue tax expense (or benefit) on the Fund's taxable income (or loss). In the below example entitled "Hypothetical Effect of Deferred Tax Calculation on Performance-Up Market," the Fund's NAV increases less than the price of MLPs held by the Fund, because the accrued taxes will generally provide a "tax drag" during periods of positive performance. In the below example entitled "Hypothetical Effect of Deferred Tax Calculation on Performance-Down Market," the Fund's NAV decreases less than the price of MLPs held by the Fund, because the accrued taxes will generally provide a "tax buffer" during periods of negative performance. The examples assume a 37.0% deferred tax calculation (maximum federal corporate tax rate of 35% in effect for 2017 plus estimated state and local tax rates of approximately 2.0%, net of federal tax benefit). They do not reflect the effect, if any, of the valuation allowances on deferred tax assets that management may deem appropriate.

Hypothetical Effect of Deferred Tax
Calculation on Performance-Up Market

NAV price change of Fund: 1.26%

Price change of underlying MLPs in Fund: 2.00%

Hypothetical Effect of Deferred Tax
Calculation on Performance-Down Market

NAV price change of Fund: -1.26%

Price change of underlying MLPs in Fund: -2.00%

Actual income tax expense, if any, will be incurred over many years, depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund's assets and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the Fund's actual tax liability could have a material effect on the Fund's NAV.

Liquidity Risk. MLP common units and equity securities of MLP affiliates, including I-Shares, often trade on national securities exchanges. However, certain securities, including those of issuers with smaller capitalizations, may trade less frequently. The market movements of such securities with limited trading volumes may be more abrupt or erratic than those with higher trading volumes. As a result of the limited liquidity of such securities, the Fund could have greater difficulty selling such securities at the time and price that the Fund would like and may be limited in its ability to make alternative investments. This may also adversely affect the Fund's ability to remit dividend payments to shareholders. The Fund may not purchase or hold securities that are illiquid or are otherwise not readily marketable if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

Market Risk. The values of securities held by the Fund may fall due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The Fund may experience a substantial or complete loss on any individual security.

Management Risk. The Fund has an actively managed portfolio. The Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Issuer Risk. Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or service.

Equity Securities Risk. MLP units and other equity securities held by the Fund can be affected by general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, changes in interest rates, and the particular circumstances and performance of particular companies whose securities the Fund holds.

Non-Diversification Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), which means the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. As a non-diversified investment company, the Fund may invest in the securities of individual issuers to a greater degree than a diversified investment company. As a result, the Fund may be more vulnerable to events affecting a single issuer and therefore, subject to greater volatility than a fund that is more broadly diversified. Accordingly, an investment in the Fund may present greater risk to an investor than an investment in a diversified company.

Small Capitalization Risk. Small capitalization companies often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities issued by MLPs with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller capitalization companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller capitalization companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price than the Fund would like.

Cash Flow Risk. The Fund expects that a substantial portion of the cash flow it receives will be derived from its investments in MLPs. The amount and tax characterization of cash available for distribution by an MLP depends upon the amount of cash generated by such entity's operations. Cash available for distribution by MLPs may vary widely from quarter to quarter and will be affected by various factors affecting the entity's operations.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing the performance history of the Predecessor Fund, including by showing how the Predecessor Fund's total return has varied for annual periods through December 31, 2016 and by showing how the Predecessor Fund's average annual total returns for one-year and since inception compare with those of the S&P 500 Index, a broad measure of market performance, as well as those of an MLP index. The Fund plans to acquire all of the assets, subject to the liabilities, of the Predecessor Fund through the Reorganization. As a result of the Reorganization, shareholders of the Predecessor Fund's Class A and Class C Shares will receive Class A and Class C Shares of the Fund, respectively, and shareholders of the Predecessor Fund's Institutional Class Shares will receive Class Y Shares of the Fund. In addition, as a result of the Reorganization, the Fund's Class A and Class C Shares will adopt the Predecessor Fund's Class A and Class C Shares' performance and accounting history, and the Fund's Class I and Class Y Shares will adopt the Predecessor Fund's Institutional Class Shares' performance and accounting history. Figures shown in the bar chart reflect the performance history of the Predecessor Fund's Institutional Class Shares and do not reflect sales charges. If sales charges were reflected, returns would be less than these shown. The Predecessor Fund's Class A and Class C Shares would have substantially similar returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses. The performance of Class T Shares is not shown, as Class T Shares of the Predecessor Fund have never been issued. The Fund has been newly formed for the purpose of effecting the transactions contemplated by the Agreement and Plan of Reorganization and Liquidation and in order to carry on the business of the Predecessor Fund following its merger into the Fund, and the Fund will not commence investment operations until the Reorganization closes. Therefore, no performance information is provided for the Fund. The Predecessor Fund's past performance (before and after taxes) is not an assurance of how the Fund will perform in the future. Updated performance information is available at www.brookfieldim.com or by calling 1-855-244-4859.

During the period of time shown in the bar chart, the highest return for a calendar quarter was 15.41% (quarter ended June 30, 2016) and the lowest return for a calendar quarter was 16.00% (quarter ended September 30, 2015).

Average Annual Total Returns for the periods ended December 31, 2016, with maximum sales charge, if applicable
Average Annual Returns - Center Coast Brookfield MLP Focus Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, 3 Years		Average Annual Returns, 5 Years		Average Annual Returns, Since Inception	[2]
Class I	Institutional Class Shares (Predecessor Fund) Return Before Taxes	15.51%	[1]	(0.89%)	[1]	3.10%	[1]	4.34%	[1]
Class A	Class A Shares (Predecessor Fund) Return Before Taxes	8.71%		(3.09%)		1.63%		3.12%
Class C	Class C Shares (Predecessor Fund) Return Before Taxes	13.45%		(1.88%)		2.07%		3.32%
After Taxes on Distributions | Class I	Institutional Class Shares (Predecessor Fund) Return After Taxes on Distributions	15.51%	[1]	(1.10%)	[1]	2.97%	[1]	4.24%	[1]
After Taxes on Distributions and Sale of Fund Shares | Class I	Institutional Class Shares (Predecessor Fund) Return After Taxes on Distributions and Sale of Fund Shares	8.78%	[1]	(0.66%)	[1]	2.37%	[1]	3.37%	[1]
S&P 500 Index	S&P 500 Index	11.96%		8.87%		14.66%		12.47%
Alerian MLP Index	Alerian MLP Index	18.31%		(5.80%)		2.25%		4.10%
[1]	The Predecessor Fund offered Institutional Class Shares. Holders of Institutional Class Shares will receive Class Y Shares of the Fund in exchange for those Shares.
[2]	Reflects the performance information from the inception date of the Predecessor Fund (December 31, 2010).

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns are shown only for the Predecessor Fund's Institutional Class Shares and after-tax returns for other classes will vary due to the differences in expenses. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). In certain cases, the figures representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits shareholders.